Convertible unsecured senior notes - Summary of deferred tax related to equity component of convertible notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Convertible senior notes [line items]
Proceeds allocated to liability component		$ 57,500
Accretion Expense	$ 165	413
Convertible unsecured senior notes as at November 30, 2019	50,741	49,233
Liability component
Convertible senior notes [line items]
Proceeds allocated to liability component		51,122
Transaction costs related to the equity component		(2,517)
At date of issuance (June 19, 2018)		48,605
Accretion Expense	1,508	628
Convertible unsecured senior notes as at November 30, 2019	$ 50,741	$ 49,233